DEAN WITTER FEDERAL SECURITIES TRUST                   TWO WORLD TRADE CENTER,
                                                       NEW YORK, NEW YORK
                                                       10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997

DEAR SHAREHOLDER:

This year began with employment expanding, personal income climbing and consumer confidence rising. As a result, the possibility of a Federal Reserve Board rate increase continued to permeate the bond markets. On March 25, 1997, rates were raised by 25 basis points (0.25 percent), as had been widely anticipated. Although this move initially sent stock and bond prices lower, many economists applauded the action. This decision was viewed as a necessary strike against inflation, designed to prolong economic expansion. It first appeared that the Federal Reserve Board was poised for a series of rate increases. But a slight cooling of economic data, subdued inflation during the second and third quarters and a balanced budget agreement prevented any action. In response, interest rates declined.

Interest rates on long-term U.S. Treasuries were highly volatile over the course of the past twelve months, with 30-year U.S. Treasury yields ranging between
6.13 percent and 7.17 percent. On October 31, 1997, the 30-year Treasury bond was yielding 6.15 percent compared to the year-earlier 6.87 percent.

PERFORMANCE

For the fiscal year ended October 31, 1997, Dean Witter Federal Securities Trust had net assets in excess of $625 million. The Fund's Class B shares' total return for the twelve-month period was 7.89 percent compared to a return of 8.04 percent for the Lipper Analytical Services General U.S. Government Funds Index and 8.66 percent for the Lehman Brothers General U.S. Government Index. The Fund's Class B shares performance includes income distributions totaling approximately $0.59 per share and a change in net asset value from $9.25 per share on October 31, 1996, to $9.36 per share on October 31, 1997. The accompanying chart illustrates the performance of a $10,000 investment in the Fund from inception through the fiscal year ended October 31, 1997, versus the performance of hypothetical investments

DEAN WITTER FEDERAL SECURITIES TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

in the issues that comprise the unmanaged Lehman Brothers General U.S. Government and the Lipper General U.S. Government Funds Indices.

The Fund's positive performance for the period under review was the result of the Fund's ability to take advantage of some of the volatility in the bond market and the generally lower interest-rate environment in 1997. The Fund's average maturity was maintained at slightly less than eight years. While this strategy proved successful in 1997, adjustments to the Fund's average maturity in the months ahead will be made as conditions warrant and as attractive investment opportunities become available.

THE PORTFOLIO

As of October 31, 1997, the portfolio continued to be heavily weighted in U.S. Treasury notes and bonds with 66 percent of the portfolio maturing in 7 to 20 years, 2 percent maturing in one to seven years and 4 percent maturing in under one year. Approximately 25 percent of the Fund's net assets were invested in mortgage-backed securities issued primarily by the Government National
Mortgage Association (GNMA). The
balance of the portfolio consisted of
U.S. agency obligations and short-term
money market investments. In the months
to come, accrued income and the
proceeds from sales or maturities may
be invested in mortgage-backed
securities, which we believe continue
to offer significant long-term value as
well as an incremental yield incentive
over U.S. Treasury securities of
similar maturities and the potential
for higher total returns.

On July 28, 1997, the Fund began
offering four classes of shares: A, B,
C and D, each with its own sales charge
and distribution fee structure. A
revised prospectus, which includes
complete details regarding the Fund's
conversion to multiple classes of
shares, was mailed to shareholders in
mid-summer.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Growth of $10,000 - Class B
            Shares
       ($ in Thousands)
                                    Fund     Lehman(4)   Lipper(5)
October-1987                        $10,000     $10,000    $10,000
October-1988                        $10,921     $10,973    $11,000
October-1989                        $12,266     $12,293    $12,096
October-1990                        $12,713     $13,022    $12,698
October-1991                        $14,653     $14,923    $14,553
October-1992                        $15,907     $16,465    $15,818
October-1993                        $17,821     $18,627    $17,510
October-1994                        $16,588     $17,794    $16,514
October-1995                        $19,223     $20,531    $18,862
October-1996                        $19,952     $21,582    $19,662
                                    $21,528
October-1997                            (3)     $23,451    $21,243
Average Annual Total Returns
(Fund)
                                     1 Year     5 Years   10 Years
                                  7.89% (1)   6.24% (1)  7.97% (1)
                                  2.89% (2)   5.93% (2)  7.97% (2)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing Value assuming a complete redemption on October 31, 1997.
(4) The Lehman Brothers General U.S. Government Index is a broad-based measure of all U.S. Government and U.S. Treasury securities. The Index's total return does not include fees, expenses or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

DEAN WITTER FEDERAL SECURITIES TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

LOOKING AHEAD

For the balance of 1997 and early into 1998, we expect U.S. economic growth to remain healthy. The Federal Reserve Board is likely to look for confirmation of inordinately strong economic trends, rising inflationary pressures and stability in Southeast Asian markets before considering another increase in the federal funds rate.

We appreciate your ongoing support of Dean Witter Federal Securities Trust and look forward to continuing to serve your investment objectives in the months and years to come.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER FEDERAL SECURITIES TRUST
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of the Fund's shareholders was held to vote on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

VOTE                                                   NO. OF SHARES
--------------------------------------------------  -------------------
For...............................................           36,715,690
Against...........................................            1,151,955
Abstain...........................................            3,170,174

(2) ELECTION OF TRUSTEES:

Michael Bozic
For...............................................           38,870,174
Withheld..........................................            2,167,645
Charles A. Fiumefreddo
For...............................................           38,891,282
Withheld..........................................            2,146,537
Edwin J. Garn
For...............................................           38,872,200
Withheld..........................................            2,165,619
John R. Haire
For...............................................           38,852,873
Withheld..........................................            2,184,946
Wayne E. Hedien
For...............................................           38,899,379
Withheld..........................................            2,138,440
Dr. Manuel H. Johnson
For...............................................           38,878,842
Withheld..........................................            2,158,977
Michael E. Nugent
For...............................................           38,882,535
Withheld..........................................            2,155,284
Philip J. Purcell
For...............................................           38,861,643
Withheld..........................................            2,176,176
John L. Schroeder
For...............................................           38,901,303
Withheld..........................................            2,136,516

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

VOTE                                                   NO. OF SHARES
--------------------------------------------------  -------------------
For...............................................           34,844,993
Against...........................................            2,087,431
Abstain...........................................            4,105,395

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

VOTE                                                   NO. OF SHARES
--------------------------------------------------  -------------------
For...............................................           37,879,460
Against...........................................              633,123
Abstain...........................................            2,525,236

DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997

PRINCIPAL                                        DESCRIPTION
AMOUNT IN                                            AND                                            COUPON
THOUSANDS                                       MATURITY DATE                                        RATE       VALUE
-------------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (73.0%)
           U.S. Government Agencies (2.7%)
$ 12,000   Federal Home Loan Bank 07/02/12........................................................   0.00%   $  3,919,920
  20,000   Resolution Funding Strip 04/15/05......................................................   0.00      12,883,200
                                                                                                             ------------
                                                                                                               16,803,120
                                                                                                             ------------

           U.S. Treasury Bonds (64.4%)
  20,000   11/15/15...............................................................................   9.875     27,985,400
  22,000   11/15/12...............................................................................  10.375     29,085,100
 188,600   08/15/13*..............................................................................  12.00     276,366,896
  45,000   11/15/11...............................................................................  14.00      69,898,050
                                                                                                             ------------
                                                                                                              403,335,446
                                                                                                             ------------

           U.S. Treasury Notes (5.9%)
  10,000   01/31/99...............................................................................   5.00       9,925,800
   5,000   09/30/02...............................................................................   5.875      5,029,000
  21,900   11/15/97...............................................................................   7.375     21,908,541
                                                                                                             ------------
                                                                                                               36,863,341
                                                                                                             ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $424,983,329).................................................................    457,001,907
                                                                                                             ------------

           MORTGAGE-BACKED SECURITIES (24.7%)
           Federal Home Loan Mortgage Corp. (5.7%)
  21,869   10/01/10 - 02/01/20....................................................................   9.50      23,338,798
   9,332   09/01/15 - 10/01/19....................................................................  10.00      10,096,236
   2,018   01/01/16 - 10/01/18....................................................................  10.50       2,213,312
                                                                                                             ------------
                                                                                                               35,648,346
                                                                                                             ------------

           Federal National Mortgage Assoc. (7.3%)
  16,547   10/01/23 - 12/01/23....................................................................   6.50      16,257,456
   4,789   06/01/26 - 12/01/26....................................................................   7.50       4,889,754
  14,178   05/01/24 - 06/01/25....................................................................   8.00      14,683,176
   7,678   01/01/22 - 04/01/25....................................................................   8.50       8,030,689
   1,540   09/01/16 - 05/01/20....................................................................   9.50       1,651,555
     182   03/01/16 - 02/01/18....................................................................   9.75         196,162
                                                                                                             ------------
                                                                                                               45,708,792
                                                                                                             ------------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

PRINCIPAL                                        DESCRIPTION
AMOUNT IN                                            AND                                            COUPON
THOUSANDS                                       MATURITY DATE                                        RATE       VALUE
-------------------------------------------------------------------------------------------------------------------------
           Government National Mortgage Assoc. (11.7%)
$ 30,957   12/15/22 - 05/15/24....................................................................   7.00%   $ 31,112,181
  24,690   06/15/17 - 10/15/26....................................................................   7.50      25,237,885
  14,580   10/15/19 - 10/15/24....................................................................   8.50      15,277,406
   1,058   05/15/16 - 11/15/20....................................................................  10.00       1,158,639
     203   09/15/18...............................................................................  11.00         225,279
                                                                                                             ------------
                                                                                                               73,011,390
                                                                                                             ------------

           TOTAL MORTGAGE-BACKED SECURITIES
           (IDENTIFIED COST $149,630,756).................................................................    154,368,528
                                                                                                             ------------

           SHORT-TERM INVESTMENTS (0.6%)
           U.S. GOVERNMENT OBLIGATION (a) (0.5%)
   3,000   U.S. Treasury Bill 12/11/97 (AMORTIZED COST $2,984,500)................................   4.65       2,984,500
                                                                                                             ------------

           REPURCHASE AGREEMENT (0.1%)
     669   The Bank of New York due 11/03/97 (dated 10/31/97; proceeds $669,318) (b) (IDENTIFIED
             COST $669,012).......................................................................   5.50         669,012
                                                                                                             ------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $3,653,512)...................................................................      3,653,512
                                                                                                             ------------

           TOTAL INVESTMENTS
           (IDENTIFIED COST $578,267,597).................................................................    615,023,947
                                                                                                             ------------

                                                     DESCRIPTION,
NUMBER OF                                          EXPIRATION DATE,
CONTRACTS                                          AND STRIKE PRICE
---------  ------------------------------------------------------------------------------------------------
           WRITTEN OPTIONS (c) (0.1%)
     200   Call options on Treasury bond futures December/1997/116 (PREMIUMS RECEIVED $95,642).............      (543,750)**
                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

                                                     DESCRIPTION,
NUMBER OF                                           DELIVERY YEAR,
CONTRACTS                                             AND MONTH                                                 VALUE
-------------------------------------------------------------------------------------------------------------------------
           FINANCIAL FUTURES (d) (0.0%)
           SHORT POSITIONS
      95   U. S. Treasury Bonds December/1997..............................................................  $    (29,688)**
                                                                                                             ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $578,267,597) (e)................................................................   98.3 %   615,023,947

TOTAL WRITTEN OPTIONS OUTSTANDING.................................................................   (0.1)       (543,750)

TOTAL FINANCIAL FUTURES OUTSTANDING...............................................................   (0.0)        (29,688)

OTHER ASSETS IN EXCESS OF LIABILITIES.............................................................    1.8      11,439,705
                                                                                                    ------  -------------

NET ASSETS........................................................................................  100.0 % $ 625,890,214
                                                                                                    ------  -------------
                                                                                                    ------  -------------

---------------------

 * Some of these securities are segregated in connection with open written options and open futures contracts.
** The market value of U.S. Treasury securities pledged to cover written options on futures and open futures contracts is $95,248,400.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $669,662 Federal National Mortgage Assoc. 6.60% due 09/20/02 valued at $682,392.
(c) Options expire one month prior to the expiration date indicated for the Treasury bond futures.
(d) Value represents variation margin on open futures contracts on October 31, 1997. The market value of these futures contracts is $11,254,531 and the unrealized depreciation is $270,503.
(e) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $37,758,109 and the aggregate gross unrealized depreciation is $1,001,759, resulting in net unrealized appreciation of $36,756,350.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $578,267,597)..............................................................  $615,023,947
Receivable for:
    Interest..................................................................................    11,846,802
    Principal paydowns........................................................................       756,197
    Shares of beneficial interest sold........................................................       233,701
Prepaid expenses and other assets.............................................................        35,194
                                                                                                ------------
     TOTAL ASSETS.............................................................................   627,895,841
                                                                                                ------------
LIABILITIES:
Written call options outstanding, at value (premiums received $95,642)........................       543,750
Payable for:
    Plan of distribution fee..................................................................       447,598
    Shares of beneficial interest repurchased.................................................       328,532
    Investment management fee.................................................................       290,294
    Dividends to shareholders.................................................................       212,452
    Variation margin on futures contracts.....................................................        29,688
Accrued expenses and other payables...........................................................       153,313
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,005,627
                                                                                                ------------
     NET ASSETS...............................................................................  $625,890,214
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $643,138,969
Net unrealized appreciation...................................................................    36,037,739
Accumulated net realized loss.................................................................   (53,286,494)
                                                                                                ------------
     NET ASSETS...............................................................................  $625,890,214
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $2,051,451
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       217,137
     NET ASSET VALUE PER SHARE................................................................         $9.45
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE
      (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).........................................         $9.87
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $623,048,694
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    66,543,208
     NET ASSET VALUE PER SHARE................................................................         $9.36
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $720,681
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        76,358
     NET ASSET VALUE PER SHARE................................................................         $9.44
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................       $69,388
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         7,437
     NET ASSET VALUE PER SHARE................................................................         $9.33
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997*

NET INVESTMENT INCOME:
INTEREST INCOME................................................................................  $52,248,247
                                                                                                 -----------
EXPENSES
Plan of distribution fee (Class A shares)......................................................        1,083
Plan of distribution fee (Class B shares)......................................................    5,584,880
Plan of distribution fee (Class C shares)......................................................          650
Investment management fee......................................................................    3,616,570
Transfer agent fees and expenses...............................................................      537,464
Custodian fees.................................................................................       84,195
Registration fees..............................................................................       80,823
Professional fees..............................................................................       79,621
Shareholder reports and notices................................................................       62,854
Trustees' fees and expenses....................................................................       16,335
Other..........................................................................................       15,726
                                                                                                 -----------
     TOTAL EXPENSES............................................................................   10,080,201
                                                                                                 -----------
     NET INVESTMENT INCOME.....................................................................   42,168,046
                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................    1,169,373
    Futures contracts..........................................................................   (1,855,258)
    Options written............................................................................    1,376,161
                                                                                                 -----------
     NET GAIN..................................................................................      690,276
                                                                                                 -----------
     NET CHANGE IN UNREALIZED APPRECIATION.....................................................    5,646,142
                                                                                                 -----------
     NET GAIN..................................................................................    6,336,418
                                                                                                 -----------
NET INCREASE...................................................................................  $48,504,464
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE YEAR
                                                                               ENDED              ENDED
                                                                         OCTOBER 31, 1997*   OCTOBER 31, 1996
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..................................................  $    42,168,046     $   48,692,397
Net realized gain......................................................          690,276          5,776,103
Net change in unrealized appreciation..................................        5,646,142        (27,386,862)
                                                                         -----------------   ----------------

     NET INCREASE......................................................       48,504,464         27,081,638
                                                                         -----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares.........................................................          (28,596)          --
Class B shares.........................................................      (42,134,728)       (48,174,964)
Class C shares.........................................................           (4,477)          --
Class D shares.........................................................             (245)          --
                                                                         -----------------   ----------------

     TOTAL DIVIDENDS...................................................      (42,168,046)       (48,174,964)
                                                                         -----------------   ----------------
Net decrease from transactions in shares of beneficial interest........     (100,380,918)       (88,216,435)
                                                                         -----------------   ----------------

     NET DECREASE......................................................      (94,044,500)      (109,309,761)
                                                                         -----------------   ----------------

NET ASSETS:
Beginning of period....................................................      719,934,714        829,244,475
                                                                         -----------------   ----------------

     END OF PERIOD.....................................................  $   625,890,214     $  719,934,714
                                                                         -----------------   ----------------
                                                                         -----------------   ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price as of the close of the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at fair value as determined by the Trustees; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Option on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

$2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares,

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $24,491,266 at October 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $601,408 and received approximately $22,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 1997 were $77,405,959 and $179,994,898, respectively.

Transactions in written options for the year ended October 31, 1997 were as follows:

                                                                    CONTRACTS       PREMIUMS
                                                                   -----------   --------------
Option contracts written, outstanding at beginning of the
 period..........................................................         397    $      319,426
Options written..................................................      11,100         5,993,853
Options closed...................................................      (9,702)       (5,268,882)
Options exercised................................................      (1,495)         (918,122)
Options expired..................................................        (100)          (30,633)
                                                                   -----------   --------------
Option contracts written, outstanding at end of the period.......         200    $       95,642
                                                                   -----------   --------------
                                                                   -----------   --------------

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

For the year ended October 31, 1997, the Fund incurred brokerage commissions with DWR for transactions executed and for clearing options and futures transactions, on behalf of the Fund in the amount of $9,506 and $56,029, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $6,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,764. At October 31, 1997, the Fund had an accrued pension liability of $48,664 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         OCTOBER 31, 1997              OCTOBER 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................      227,350   $    2,100,734       --             --
Reinvestment of dividends........................................        2,813           26,335       --             --
Redeemed.........................................................      (13,026)        (121,600)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase--Class A............................................      217,137        2,005,469       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................    5,820,412       53,293,625     7,874,713   $ 73,758,124
Reinvestment of dividends........................................    2,488,705       22,774,438     2,866,940     26,598,740
Redeemed.........................................................  (19,576,326)    (179,236,735)  (20,297,114)  (188,573,299)
                                                                   -----------   --------------   -----------   ------------
Net decrease--Class B............................................  (11,267,209)    (103,168,672)   (9,555,461)   (88,216,435)
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................       80,710          753,751       --             --
Reinvestment of dividends........................................          270            2,532       --             --
Redeemed.........................................................       (4,622)         (42,939)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase--Class C............................................       76,358          713,344       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................        7,413           68,718       --             --
Reinvestment of dividends........................................           24              223       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase--Class D............................................        7,437           68,941       --             --
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................  (10,966,277)  $ (100,380,918)   (9,555,461)  $(88,216,435)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

6. FEDERAL INCOME TAX STATUS

During the year ended October 31, 1997, the Fund utilized approximately $644,000 of its net capital loss carryover. At October 31, 1997, the Fund had an approximate net capital loss carryover of $42,534,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                  AMOUNTS IN THOUSANDS
  -----------------------------------------------------
     1998          2000          2002          2004
  -----------   -----------   -----------   -----------
  $6,866        $     3,854   $    31,124   $       690
  -----------   -----------   -----------         -----
  -----------   -----------   -----------         -----

At October 31, 1997, the Fund was required for Federal income tax purposes to defer approximately $10,411,000 of realized losses on certain closed options and futures contracts.

At October 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles and permanent book/tax differences attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net realized loss was credited $15,028,414.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies.

At October 31, 1997, the Fund had outstanding written options on interest rate futures and interest rate futures used to manage interest rate and market exposure on portfolio positions or anticipated positions in U.S. Government securities.

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE YEAR ENDED OCTOBER 31
                           ------------------------------------------------------------------------------------
                           1997*   1996    1995     1994     1993     1992     1991     1990     1989     1988
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of period.....  $9.25   $9.49   $8.74   $10.03   $ 9.57   $9.46    $8.87    $9.27    $9.13    $9.27
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------

Net investment income....  0.59     0.59    0.59     0.60     0.65    0.68     0.72     0.72     0.71     0.74

Net realized and
 unrealized gain
 (loss)..................  0.11    (0.25)   0.75    (1.28)    0.46    0.11     0.59    (0.40)    0.34     0.08
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------

Total from investment
 operations..............  0.70     0.34    1.34    (0.68)    1.11    0.79     1.31     0.32     1.05     0.82
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------

Less dividends and
 distributions from:
   Net investment
   income................  (0.59)  (0.58)  (0.59)   (0.61)   (0.65)  (0.68)   (0.72)   (0.72)   (0.71)   (0.74)
   Paid-in-capital.......   --      --      --       --       --      --       --       --      (0.20)   (0.22)
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------

Total dividends and
 distributions...........  (0.59)  (0.58)  (0.59)   (0.61)   (0.65)  (0.68)   (0.72)   (0.72)   (0.91)   (0.96)
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------

Net asset value, end of
 period..................  $9.36   $9.25   $9.49   $ 8.74   $10.03   $9.57    $9.46    $8.87    $9.27    $9.13
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------
                           -----   -----   -----   ------   ------   ------   ------   ------   ------   ------

TOTAL INVESTMENT
RETURN+..................  7.89%    3.79%  15.89%   (6.92)%  12.03%   8.56%   15.26%    3.64%   12.32%    9.21%

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................  1.53%    1.53%   1.52%    1.52%    1.50%   1.48%    1.50%    1.54%    1.47%    1.50%

Net investment income....  6.41%    6.31%   6.53%    6.56%    6.59%   7.18%    7.79%    7.92%    7.90%    8.04%

SUPPLEMENTAL DATA:
Net assets, end of
 period, in millions.....   $623    $720    $829     $841   $1,128   $1,171   $1,252   $1,397   $1,824   $2,122

Portfolio turnover
 rate....................    12%      10%      7%      18%       7%      6%    --  (1)     5%      19%      44%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Less than 0.5%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        OCTOBER 31, 1997
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.26
                                                                              -----
Net investment income.................................................         0.16
Net realized and unrealized gain......................................         0.19
                                                                              -----
Total from investment operations......................................         0.35
                                                                              -----
Less dividends from net investment income.............................        (0.16)
                                                                              -----
Net asset value, end of period........................................      $  9.45
                                                                              -----
                                                                              -----
TOTAL INVESTMENT RETURN+..............................................         3.78%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.92%(2)
Net investment income.................................................         6.60%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,051
Portfolio turnover rate...............................................           12%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.26
                                                                              -----
Net investment income.................................................         0.15
Net realized and unrealized gain......................................         0.18
                                                                              -----
Total from investment operations......................................         0.33
                                                                              -----
Less dividends from net investment income.............................        (0.15)
                                                                              -----
Net asset value, end of period........................................      $  9.44
                                                                              -----
                                                                              -----
TOTAL INVESTMENT RETURN+..............................................         3.54%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.52%(2)
Net investment income.................................................         5.86%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $721
Portfolio turnover rate...............................................           12%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        OCTOBER 31, 1997
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  9.26
                                                                              -----

Net investment income.................................................         0.17

Net realized and unrealized gain......................................         0.07
                                                                              -----

Total from investment operations......................................         0.24
                                                                              -----

Less dividends from net investment income.............................        (0.17)
                                                                              -----

Net asset value, end of period........................................      $  9.33
                                                                              -----
                                                                              -----

TOTAL INVESTMENT RETURN+..............................................         2.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.63%(2)

Net investment income.................................................         6.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $69

Portfolio turnover rate...............................................           12%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FEDERAL SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER FEDERAL SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Federal Securities Trust (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 5, 1997

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER FEDERAL SECURITIES TRUST


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1997